Accounting policies - Contingent Consideration (Details)	12 Months Ended
Dec. 31, 2022
Bottom of Range
Disclosure of detailed information about business combination [line items]
Contingent consideration performance period	4 years
Top of Range
Disclosure of detailed information about business combination [line items]
Contingent consideration performance period	5 years